FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.
Please print or type.

1.	Name and address of issuer:
		Harbor Funds
		111 South Wacker Dr, 34th Floor
		Chicago, IL 60606

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

Harbor Capital Appreciation Fund
Institutional Class
Administrative Class
Investor Class

Harbor Mid Cap Growth Fund
Institutional Class
Administrative Class
Investor Class

Harbor Small Cap Growth Fund
Institutional Class
Administrative Class
Investor Class

Harbor Small Cap Growth Opportunities
Institutional Class
Administrative Class
Investor Class

Harbor Large Cap Value Fund
Institutional Class
Administrative Class
Investor Class

Harbor Mid Cap Value Fund
Institutional Class
Administrative Class
Investor Class

Harbor Small Cap Value Fund
Institutional Class
Administrative Class
Investor Class

Harbor International Fund
Institutional Class
Administrative Class
Investor Class

Harbor International Growth Fund
Institutional Class
Administrative Class
Investor Class

Harbor Global Growth Fund
Institutional Class
Administrative Class
Investor Class

Harbor Emerging Markets Equity Fund
Institutional Class
Administrative Class
Investor Class

Harbor Commodity Real Return Strategy Fund
Institutional Class
Administrative Class

Harbor Unconstrained Bond Fund
Institutional Class
Administrative Class

Harbor Convertible Securities Fund
Institutional Class
Administrative Class
Investor Class

Harbor High-Yield Bond Fund
Institutional Class
Administrative Class
Investor Class

Harbor Bond Fund
Institutional Class
Administrative Class

Harbor Real Return Fund
Institutional Class
Administrative Class

Harbor Money Market Fund
Institutional Class
Administrative Class

Harbor Target Retirement Income Fund
Institutional Class
Administrative Class
Investor Class

Harbor Target Retirement 2015 Fund
Institutional Class
Administrative Class
Investor Class

Harbor Target Retirement 2020 Fund
Institutional Class
Administrative Class
Investor Class

Harbor Target Retirement 2025 Fund
Institutional Class
Administrative Class
Investor Class

Harbor Target Retirement 2030 Fund
Institutional Class
Administrative Class
Investor Class

Harbor Target Retirement 2035 Fund
Institutional Class
Administrative Class
Investor Class

Harbor Target Retirement 2040 Fund
Institutional Class
Administrative Class
Investor Class

Harbor Target Retirement 2045 Fund
Institutional Class
Administrative Class
Investor Class

Harbor Target Retirement 2050 Fund
Institutional Class
Administrative Class
Investor Class

Harbor Target Retirement 2055 Fund
Institutional Class
Administrative Class
Investor Class

3.	Investment Company Act File Number:	811-4676
	Securities Act File Number:		033-05852

4(a).	Last day of fiscal year for which this notice is filed:
October 31, 2015

4(b).	  Check box if this Form is being filed late (i.e., more than
90 calendar days after the end of the issuers fiscal year).
(See Instruction A.2)

Note:	If the Form is being filed late, interest must be paid on
the registration fee due.

4(c).	  Check box if this is the last time the issuer will be
filing this Form.

5.	Calculation of registration fee:

(i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):
$20,818,742,711

(ii) Aggregate price of securities redeemed or repurchased during the fiscal year:
$21,931,948,908

(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:
$0

(iv) Total available redemption credits [add Items 5(ii) and 5(iii)]:
-$21,931,948,908

(v) Net sales - if Item 5(i) is greater than Item 5(iv)
[subtract Item 5(i) from Item 5(iv)]:
$0

(vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract Item 5(i) from Item 5(iv)]:
$(1,113,206,197)

(vii) Multiplier for determining registration fee (see instruction C.9):
X $.0001162

(viii) Registration fee due [ multiply Item 5(v) by Item 5(vii)]
(enter 0 if no fee is due):
= $0

6.	Prepaid Shares

	If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of the securities (number of shares or other units) deducted here: _______________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _____________.

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuers fiscal year (see instruction D):
		+$0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
		=$0

9. Date the registration fee and any interest payment was sent to the Commissions lockbox depository: N/A
CIK: 0000793769

	Method of Delivery:

  Wire Transfer
  Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  	           /s/ Anmarie S. Kolinski

			      		Anmarie S. Kolinski, Treasurer

Date   	January 20, 2016

* Please print the name and title of the signing officer below the signature.